OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER NON-CURRENT ASSETS
(10)	OTHER NON-CURRENT ASSETS

Other non-current assets includes an available-for-sale equity security with a carrying amount of US$10,265 as of December 31, 2011, which represented 4 million equity shares of Beijing Jingyuntong Technology Co., Ltd. (“JYT”) held by the Company’s subsidiary in the PRC, JXLDK. The equity shares in JYT accounted for approximately 1% of JYT’s total equity interests and are restricted for sale for a 36-month period after the completion of JYT’s initial public offering in the PRC in September 2011. The Group initially recognized the investment at cost before the shares of JYT became marketable, and subsequently measured it at its fair value of US$ 10,265 as of December 31, 2011 based on the quoted price of shares of JYT and adjusted by a 25% discount to reflect the sale restriction. The unrealized gain of approximately US$6,653, net of tax effect of US$2,218, was recognized as other comprehensive income for the year ended December 31, 2011.